EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 228.3	$ 203.9
Share-based compensation	11.5	8.8
Other	5.7	4.4
Total expenses	$ 245.5	$ 217.1